Share-Based Payments - Summary of Expense Recognized for Employee Services Received (Details) € in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2025 EUR (€)	Sep. 30, 2024	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			€ 89.0	€ 74.9	€ 44.1
Expense / (Income) arising from cash-settled share-based payment arrangements			17.3	26.0	7.3
Total			106.3	100.9	51.4
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			7.3	9.0	6.5
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			75.1	63.5	33.4
Sales and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			3.6	2.5	1.0
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			20.3	25.9	10.5
BioNTech 2020 and 2024 Restricted Stock Unit Plans for Non-North American Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			72.3	58.3	36.3
InstaDeep Employee Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			4.9	11.4	3.4
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			0.0	0.0	0.0
Expense / (Income) arising from cash-settled share-based payment arrangements			(1.2)	0.1	(0.9)
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			0.9	5.2	3.2
Expense / (Income) arising from cash-settled share-based payment arrangements			(4.2)	2.6	(2.4)
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			0.0	0.0	1.2
Biotheus Founder SBP Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			10.9	0.0	0.0
Total	€ 49.2
BioNTech 2020 and 2024 Restricted Stock Unit Plans for North American Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense / (Income) arising from cash-settled share-based payment arrangements			€ 22.7	€ 23.3	€ 10.6
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number shares vested (in shares)		40,249